SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and segment profit/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment reporting
Number of operating segment | segment	2	2
Product revenues	¥ 8,203,157	$ 1,257,189	¥ 3,952,053	¥ 1,785,970
Cost of products sold	(226,930)		(128,996)	(73,930)
Segment (loss)/profit	365,832		165,183	104,270
B2C segment
Segment reporting
Product revenues	666,223		636,430	709,585
Service revenues	25,043		17,818	13,512
Cost of products sold	(551,998)		(535,577)	(628,590)
Segment (loss)/profit	139,268		118,671	94,507
B2B segment
Segment reporting
Product revenues	7,490,449		3,293,268	1,061,559
Service revenues	21,442		4,537	1,314
Cost of products sold	(7,285,327)		(3,251,293)	(1,053,110)
Segment (loss)/profit	¥ 226,564		¥ 46,512	¥ 9,763